Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Minimum Capital Requirements

	2011	2010
Total Capital to Risk Weighted Assets	13.0%	13.8%
Tier 1 Capital to Risk Weighted Assets	11.8%	12.5%
Tier 1 Leverage Ratio	9.4%	10.1%

Actual Capital Amounts And Ratios

	December 31, 2011				December 31, 2010
	Actual		To Be Well Capitalized by Regulatory Definition		Actual		To Be Well Capitalized by Regulatory Definition
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (to Risk Weighted Assets):
Lake Forest Bank	$223,451	11.0%	$203,441	10.0%	$244,642	11.3%	$217,140	10.0%
Hinsdale Bank	148,804	12.3	120,808	10.0	149,582	12.7	118,260	10.0
North Shore Bank	176,141	11.2	157,708	10.0	164,869	13.1	126,268	10.0
Libertyville Bank	121,105	13.2	91,887	10.0	117,082	13.2	88,606	10.0
Barrington Bank	126,516	12.7	99,813	10.0	114,689	12.5	91,849	10.0
Crystal Lake Bank	79,963	13.0	61,523	10.0	80,453	14.1	57,234	10.0
Northbrook Bank	149,325	14.4	103,395	10.0	88,769	12.3	72,476	10.0
Schaumburg Bank	58,860	12.9	45,660	10.0	53,608	12.4	43,292	10.0
Village Bank	82,743	11.7	70,753	10.0	78,335	13.3	59,129	10.0
Beverly Bank	40,484	11.7	34,562	10.0	37,825	12.9	29,283	10.0
Town Bank	83,099	12.2	68,122	10.0	75,853	12.0	63,444	10.0
Wheaton Bank	59,164	11.9	49,551	10.0	64,049	13.8	46,426	10.0
State Bank of the Lakes	68,673	11.1	61,683	10.0	62,391	11.6	53,947	10.0
Old Plank Trail Bank	33,826	12.2	27,724	10.0	34,442	13.9	24,722	10.0
St. Charles Bank	61,738	11.5	53,868	10.0	36,743	13.4	27,404	10.0

Tier 1 Capital (to Risk Weighted Assets):
Lake Forest Bank	$202,206	9.9%	$122,065	6.0%	$172,514	7.9%	$130,284	6.0%
Hinsdale Bank	134,488	11.1	72,485	6.0	128,769	10.9	70,956	6.0
North Shore Bank	124,202	7.9	94,625	6.0	114,393	9.1	75,761	6.0
Libertyville Bank	93,613	10.2	55,132	6.0	85,958	9.7	53,164	6.0
Barrington Bank	119,534	12.0	59,888	6.0	104,340	11.4	55,109	6.0
Crystal Lake Bank	73,235	11.9	36,914	6.0	74,505	13.0	34,341	6.0
Northbrook Bank	136,273	13.2	62,037	6.0	83,099	11.5	43,486	6.0
Schaumburg Bank	53,741	11.8	27,396	6.0	45,184	10.4	25,975	6.0
Village Bank	77,692	11.0	42,452	6.0	72,284	12.2	35,478	6.0
Beverly Bank	37,612	10.9	20,737	6.0	35,207	12.0	17,570	6.0
Town Bank	75,157	11.0	40,873	6.0	68,572	10.8	38,066	6.0
Wheaton Bank	52,911	10.7	29,730	6.0	59,197	12.8	27,856	6.0
State Bank of the Lakes	57,627	9.3	37,010	6.0	56,800	10.5	32,368	6.0
Old Plank Trail Bank	29,072	10.5	16,634	6.0	28,575	11.6	14,833	6.0
St. Charles Bank	51,874	9.6	32,321	6.0	34,279	12.5	16,442	6.0

Tier 1 Leverage Ratio:
Lake Forest Bank	$202,206	7.9%	$127,653	5.0%	$172,514	6.6%	$130,398	5.0%
Hinsdale Bank	134,488	9.2	73,227	5.0	128,769	9.2	70,021	5.0
North Shore Bank	124,202	7.3	85,389	5.0	114,393	7.9	72,902	5.0
Libertyville Bank	93,613	8.1	58,017	5.0	85,958	7.5	57,037	5.0
Barrington Bank	119,534	9.8	61,060	5.0	104,340	9.1	57,064	5.0
Crystal Lake Bank	73,235	9.7	37,696	5.0	74,505	10.4	36,001	5.0
Northbrook Bank	136,273	7.2	94,611	5.0	83,099	7.1	58,447	5.0
Schaumburg Bank	53,741	9.2	29,335	5.0	45,184	9.0	25,177	5.0
Village Bank	77,692	9.0	43,306	5.0	72,284	9.5	38,239	5.0
Beverly Bank	37,612	9.7	19,446	5.0	35,207	9.6	18,422	5.0
Town Bank	75,157	9.9	37,801	5.0	68,752	9.8	34,941	5.0
Wheaton Bank	52,911	7.7	34,456	5.0	59,197	8.1	36,433	5.0
State Bank of the Lakes	57,627	8.0	35,813	5.0	56,800	8.3	34,404	5.0
Old Plank Trail Bank	29,072	9.0	16,137	5.0	28,575	9.4	15,134	5.0
St. Charles Bank	51,874	8.3	31,101	5.0	34,279	10.3	16,628	5.0